SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Net Revenues	¥ 131,323	$ 20,184	¥ 10,928	¥ 99,552
Depreciation and Amortization	39,502	6,071	18,995
Operating (loss)	(350,868)	(53,928)	(366,562)	(301,408)
Interest income	20,574	3,162	23,859	20,589
Interest expense	0	0	0	2,138
Income tax expense	(12,366)	(1,901)	3,057	41,969
Segment net (loss)	(316,142)	$ (48,590)	(209,252)	¥ (324,209)
Segment assets	1,754,559		2,076,892		$ 269,669
Europe
Segment Reporting Information [Line Items]
Net Revenues	49,370		0
Depreciation and Amortization	2,344		0
Operating (loss)	2,755		0
Interest income	0		0
Interest expense	0		0
Income tax expense	156		0
Segment net (loss)	2,959		0
Segment assets	58,535		0
CHINA
Segment Reporting Information [Line Items]
Net Revenues	81,953		10,928
Depreciation and Amortization	37,158		19,711
Operating (loss)	(353,623)		(366,562)
Interest income	20,574		23,859
Interest expense	0		0
Income tax expense	(12,522)		3,057
Segment net (loss)	(319,101)		(209,252)
Segment assets	¥ 1,696,024		¥ 2,076,892